Bank Loans (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Short-term bank loans	$ 7,226,227		$ 6,082,574
Debt instrument maturity date description	Mature on various dates from July 18, 2019 to May 28, 2020.
Weighted average interest rate, percentage	6.45%	6.51%
Interest expenses	$ 200,000	$ 200,000
Minimum [Member]
Borrowings, interest rate	5.66%
Maximum [Member]
Borrowings, interest rate	6.83%